Derivative financial instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Text block [Abstract]
Gain/Loss on derivative transactions	¥ (129,782)	¥ 773	¥ 588
The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral	12,623	36,190
The aggregate fair value amount of assets that are already posted as cash collateral	111,249	¥ 99,718
The maximum amount of assets to be posted or for which Toyota could be required to settle the contracts if the ratings of Toyota decline below specified thresholds	¥ 12,623